Digital Currencies (Tables)	12 Months Ended
Mar. 31, 2025
Digital Currencies [Abstract]
Schedule of holdings of digital currencies [Table Text Block]
	2025	2024

Bitcoin	$180,741	$161,258
Ethereum Classic	6	196
Other currencies	399	191
Total	$181,146	$161,645

Schedule of continuity of digital currencies [Table Text Block]
Bitcoin	Amount	Number of coins

Digital currencies, March 31, 2023	$65,772	$2,332
Digital currency mined (non-cash consideration)	111,002	3,123
Digital currency sold	(92,600)	(3,168)
Revaluation adjustment	77,084	-
Digital currencies, March 31, 2024	$161,258	$2,287

Digital currency mined (non-cash consideration)	105,158	1,414
Digital currency sold	(107,101)	(1,328)
Deposit on equipment (i)	(16,043)	(172)
Revaluation adjustment	37,469	-
Digital currencies, March 31, 2025	$180,741	$2,201

Ethereum Classic	Amount	Number of coins

Digital currencies, March 31, 2023	$117	$5,718
Digital currency mined	1	28
Digital currency sold	-	-
Revaluation adjustment	78	-
Digital currencies, March 31, 2024	$196	$5,746

Digital currency mined	-	-
Digital currency sold	(105)	(5,373)
Revaluation adjustment	(85)	-
Digital currencies, March 31, 2025	$6	$373

Schedule of measurement inputs and valuation techniques [Table Text Block]
	March 7, 2025	March 31, 2025

Spot price	$87	$83
Strike price	$88	$88
Risk-free interest rate	4.245% - 4.294%	4.210% - 4.298%
Expected life (years)	0.25 - 0.5	0.18 - 0.43
Annualized volatility	54.15% - 56.59%	49.95% - 52.18%